CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Assets
Goodwill and intangible assets with indefinite useful lives	€ 29,921	€ 6,327	[1]	€ 6,297
Other intangible assets	16,635	8,694	[1]
Property, plant and equipment	35,488	15,983	[1]
Equity method investments	6,022	3,152	[1]
Non-current financial assets	607	412	[1]
Other non-current assets and prepaid expenses	6,266	2,095	[1]
Deferred tax assets	1,927	1,096	[1]
Tax receivables	105	0	[1]
Total Non-current assets	96,971	37,759	[1]
Inventories	11,361	5,366	[1]
Assets sold with a buy-back commitment	2,134	793	[1]
Trade receivables	2,998	4,923	[1]
Tax receivables	285	216	[1]
Other current assets and prepaid expenses	6,362	2,393	[1]
Current financial assets	1,903	935	[1]
Cash and cash equivalents	49,629	22,893	[1]
Assets held for sale	123	7	[1]
Total Current assets	74,795	37,526	[1]
Total Assets	171,766	75,285	[1]
Equity
Equity attributable to owners of the parent	55,907	21,293
Non-controlling interests	400	2,580	[1]
Total Equity	56,307	23,873	[1]	€ 21,801	€ 19,596
Liabilities
Long-term debt	22,624	11,068	[1]
Other non-current financial liabilities	6	17	[1]
Other non-current liabilities	7,696	4,681	[1]
Non-current provisions	7,270	1,610	[1]
Employee benefits liabilities	8,065	1,463	[1]
Tax liabilities	567	312	[1]
Deferred tax liabilities	4,374	801	[1]
Total Non-current liabilities	50,602	19,952	[1]
Short-term debt and current portion of long-term debt	10,958	2,635	[1]
Current provisions	9,909	4,114	[1]
Employee benefit liabilities	684	50	[1]
Trade payables	28,181	15,955	[1]
Tax liabilities	546	128	[1]
Other liabilities	14,439	8,569	[1]
Other current financial liabilities	89	9	[1]
Liabilities held for sale	51	0	[1]
Total Current liabilities	64,857	31,460	[1]
Total Equity and liabilities	€ 171,766	€ 75,285	[1]

[1]	Refer to Note 3, Scope of consolidation